INCOME TAXES	12 Months Ended
Mar. 31, 2015
INCOME TAXES
INCOME TAXES

(11)INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

Hong Kong

Xing Wei did not derive any income that is subject to Hong Kong profits tax for the taxable year ended March 31, 2015. Accordingly, no provision for Hong Kong profit tax was required. The payment of dividends by Hong Kong companies is not subject to any Hong Kong withholding tax.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

On March 16, 2007, the National People’s Congress passed the Enterprise Income Tax Law (“EIT Law”) which statutory income tax rate is 25% effective from January 1, 2008. According to the EIT Law, entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Testing received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Testing to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. In October 2011, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In October 2014, ATA Testing received approval from the tax authority on its reapplication as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016. ATA Testing’s applicable income tax rate from January 1, 2017 onwards is 25%.

In December 2009, ATA Learning, ATA Online and Beijing JDX received approvals from the tax authorities that they qualified as HNTEs. The certificates entitled them to the preferential income tax rate of 15% effectively retroactively from January 1, 2009 to December 31, 2011. In May and July 2012, ATA Learning, ATA Online and Beijing JDX received approvals from the tax authorities on its renewals as HNTEs which entitled them to the preferential income tax rate of 15% effective retroactively from January 1, 2012 to December 31, 2014. As of March 31, 2015, ATA Online met all the requirement of HNTE re-application.  The Company believes that ATA Online will be granted as an HNTE which will entitle it to the preferential income tax rate of 15% effective from January 1, 2015 to December 31, 2017. As of March 31, 2015, ATA Learning and Beijing JDX’s applicable income tax rate from January 1, 2015 onwards is 25%, ATA Online’s applicable income tax rate from January 1, 2018 onward is 25%.

Zhi Xing, a PRC subsidiary of Xing Wei, is subject to an income tax rate of 25%.

The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. During the year ended March 31, 2014 and as a result of management’s reassessment of the Company’s operating funding needs and future development initiatives, the Company revised the amount of undistributed earnings to be indefinitely reinvested in its PRC consolidated entities to RMB 89,611,563 as of March 31, 2014. A RMB 113,000,000 dividend distribution was made during the year ended March 31, 2014 to the holding company, for which dividend withholding tax of RMB 11,300,000 was recognized and paid during the year ended March 31, 2014. The unrecognized deferred income tax liabilities as of March 31, 2014 related to the undistributed earnings of the Company’s PRC consolidated entities was RMB 8,961,156. As of March 31, 2015, the Company has not provided for income taxes on earnings of RMB 133,856,064 generated by its PRC consolidated entities since January 1, 2008 as the Company plans to reinvest these earnings indefinitely in the PRC.  The unrecognized deferred income tax liability related to these earnings was RMB 13,385,606.

The earnings before income taxes were generated in the following jurisdictions:

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(19,373,510)	(18,615,565)	(15,524,612)
PRC	49,586,482	65,782,659	48,142,932
Hong Kong	—	4,803	12,546

Earnings before income taxes	30,212,972	47,171,897	32,630,866

Income tax expense (benefit) recognized in the consolidated statements of comprehensive income consists of the following:

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
PRC
Current expense	10,226,537	9,312,545	10,424,835
Deferred expense (benefit)	(3,221,555)	(717,083)	(849,689)
Dividend withholding tax	—	11,300,000	—

Total income tax expense	7,004,982	19,895,462	9,575,146

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended March 31, 2013, 2014 and 2015 to earnings before income taxes due to the following:

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
Computed “expected” income tax expense	7,553,243	11,792,976	8,157,716
Increase (decrease) in valuation allowance	(735,773)	737,572	1,307,368
Preferential income tax rate	(7,069,673)	(6,208,364)	(4,922,088)
Entities not subject to income tax	1,624,864	2,018,962	2,100,188
Non-deductible expenses
Entertainment	1,213,569	972,624	1,225,250
Share-based compensation	3,218,514	2,633,728	1,777,829
Bad debt loss	1,058,750	462,751	1,383,597
Impairment of ETS TOEIC license	—	3,002,364	—
Changes in tax rates	429,667	—	—
Tax rate differential	1,977,043	(4,213,407)	5,629,196
Dividend withholding tax	—	11,300,000	—
Additional deduction of research and development costs	(2,309,671)	(2,805,937)	(8,489,742)
Other	44,449	202,193	1,405,832

Actual income tax expense	7,004,982	19,895,462	9,575,146

The applicable PRC statutory tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows.

	March 31,
	2014	2015
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	4,644,352	10,228,873
Share of loss of equity method investments		164,021
Property and equipment, net	1,494,298	1,091,914
Allowance for doubtful accounts	1,172,108	—
Write-down of inventories	24,237	—
Accrued expenses and other payables	5,572,175	3,375,252

Total gross deferred income tax assets	12,907,170	14,860,060
Less: valuation allowance	(2,575,187)	(3,882,555)

Net deferred income tax assets	10,331,983	10,977,505
Deferred income tax liabilities:
Customer relationships	179,202	160,243
Training platform	96,869	75,734
Contract in progress	164,073	—
Total gross deferred income tax liabilities	440,144	235,977

Net deferred income tax assets	9,891,839	10,741,528

	March 31,
	2014	2015
	RMB	RMB
Current deferred income tax assets, included in prepaid expenses and other current assets	8,429,138	9,490,107
Non-current deferred income tax assets, included in other assets	1,462,701	1,251,421

Net deferred income tax assets	9,891,839	10,741,528

The movements of the valuation allowance are as follows:

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB

Balance at the beginning of the year	1,657,524	921,751	2,575,187
Additions from Xing Wei Group acquisition	—	915,864	—
Additions of valuation allowance excluding acquisition	—	737,572	1,307,368
Reduction of valuation allowance	(735,773)	—	—

Balance at the end of the year	921,751	2,575,187	3,882,555

As of March 31, 2015, the valuation allowance of RMB 3,882,555 was mainly related to the deferred income tax assets of PRC entities at cumulative losses. As of March 31, 2015, management believes it is more likely than not that the Group will realize the deferred income tax assets, net of the valuation allowance. The amount of the deferred income tax assets, however, considered realizable as of March 31, 2015 could be reduced in the near term if estimates of future taxable income are reduced.

As of March 31, 2015, the Group had tax loss carry forwards for PRC income tax purpose of RMB 58,324,053,  of which RMB 2,564,040, RMB nil, RMB nil, RMB 4,996,057, RMB 4,907,578 and RMB 45,856,378 will expire if unused by December 31, 2015, 2016, 2017, 2018, 2019 and 2020, respectively.

For the years ended March 31, 2013, 2014 and 2015, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning in 2010.